Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted weighted-average shares of common stock outstanding - FaZe Clan Inc. [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants	$ 292,790	$ 292,700	$ 292,700
Stock options	5,340,000	8,576,098	5,340,000
Unvested restricted stock awards		602,647
Convertible preferred stock	3,237,800	3,237,800	3,237,800
Total potentially dilutive common stock equivalents	$ 8,870,590	$ 12,709,245	$ 8,870,500